Property and Equipment, net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 18.7	$ 16.2	$ 16.4